FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL RISK MANAGEMENT
Schedule of financial assets and liabilities denominated in foreign currencies

	2025	2024
	In equivalent millions of Argentine pesos
Assets	575,120	467,619
Liabilities	(5,436,854)	(3,457,039)
Liabilities Net	(4,861,734)	(2,989,420)

Disclosure of financial instruments by type of interest rate [text block]

The proportion of fixed-rate and variable-rate borrowings as of December 31, 2025 and 2024 is detailed below:

	2025		2024
	$	%	$	%
Fixed rate	4,296,342	79%	2,707,546	72%
Variable rate	903,054	17%	362,772	10%
Does not bear interest (1)	237,219	4%	715,662	19%
Total borrowings (2)	5,436,615	100%	3,785,980	100%

(1)Correspond to certain Notes issued in UVA and US$ linked denominations.

(2)includes principal, interest and related expenses.

Disclosure of credit risk exposure [text block]

	Cash and cash		Trade	Other	Total as of
Due date	equivalents	Investments	receivables	receivables	December 31, 2025
Total due	—	—	537,711	18,265	555,976
Total not due	469,050	323,064	262,417	36,398	1,090,929
Total as of December 31, 2025	469,050	323,064	800,128	54,663	1,646,905

	Cash and cash		Trade	Other	Total as of
Due date	equivalents	Investments	receivables	receivables	December 31, 2024
Total due	—	—	146,364	1,397	147,761
Total not due	418,745	44,179	243,579	24,747	731,250
Total as of December 31, 2024	418,745	44,179	389,943	26,144	879,011

Disclosure of maturity analysis for derivative financial liabilities [text block]

	Trade		Leases	Other	Total as of
Maturity Date	payables	Borrowings	liabilities	liabilities	December 31, 2025
Due	256,288	—	—	18,265	274,553
January 2026 thru December 2026	852,532	1,300,001	152,511	4,575	2,309,619
January 2027 thru December 2027	17,571	727,641	98,731	2	843,945
January 2028 thru December 2028	1,312	1,033,913	66,348	—	1,101,573
January 2029 and thereafter	1,431	3,711,813	113,422	—	3,826,666
	1,129,134	6,773,368	431,012	22,842	8,356,356

	Trade		Leases	Other	Total as of
Maturity Date	payables	Borrowings	liabilities	liabilities	December 31, 2024
Due	30,259	—	—	—	30,259
January 2025 thru December 2025	554,721	1,414,469	102,252	18,635	2,090,077
January 2026 thru December 2026	15,357	879,915	66,679	4,419	966,370
January 2027 thru December 2027	6,082	493,611	50,769	—	550,462
January 2028 and thereafter	235	1,688,353	100,741	—	1,789,329
	606,654	4,476,348	320,441	23,054	5,426,497

Disclosure Of Working Capital Breakdown And Its Main Variations [ Table Text Block]

	As of December 31,
	2025	2024	Variation
Trade receivables	799,188	389,375	409,813
Other receivables (without DFI)	159,801	58,875	100,926
Inventories	79,530	79,513	17
Current liabilities (not considering borrowings)	(2,221,756)	(1,165,088)	(1,056,668)
Negative operative working capital	(1,183,237)	(637,325)	(545,912)
as of revenues	14.2%	11.7%

Cash and cash equivalents	469,050	418,745	50,305
Other receivables - DFI	168	—	168
Investments	323,064	44,179	278,885
Current borrowings	(1,616,544)	(1,411,178)	(205,366)
Net Current financial liabilities	(824,262)	(948,254)	123,992

Assets classified as held for sale	3,011	2,322	689

Negative working capital (current assets – current liabilities)	(2,004,488)	(1,583,257)	(421,231)
Liquidity rate	0.48	0.39	0.08